Income Taxes - Summary of Loss Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Chinese mainland	¥ (108,313)		¥ (114,050)	¥ (225,632)
Non-Chinese mainland	(46,103)		(78,877)	(86,150)
Loss before provision for income tax	¥ (154,416)	$ (22,081)	¥ (192,927)	¥ (311,782)